Earnings (Loss) Per Share (Tables)	12 Months Ended
Aug. 31, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Share
	For the year ended August 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator used in basic and diluted earnings/(loss) per share:
Net loss attributable to Bright Scholar Education Holdings Limited from continuing operations	(540,768)	(709,340)	(395,134)
Net income attributable to Bright Scholar Education Holdings Limited from discontinued operations	487,963	-	-
Net loss attributable to Bright Scholar Education Holdings Limited shareholders	(52,805)	(709,340)	(395,134)
Shares (denominator):
Weighted average ordinary shares outstanding used in calculating earnings/(loss) per share—basic and diluted	119,220,331	118,697,495	118,669,795
Net earnings/(loss) per share attributable to ordinary shareholders — basic and diluted:
Net loss from continuing operations attributable to ordinary shareholders	(4.54)	(5.98)	(3.33)
Net income from discontinued operations attributable to ordinary shareholders	4.09	-	-
Net loss attributable to Bright Scholar Education Holdings Limited shareholders	(0.45)	(5.98)	(3.33)